Supplementary Balance Sheet Information - Summary of Inventories (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Text Block Supplement [Abstract]
Finished goods	$ 0	$ 16	$ 33
Work in progress	937	1,542	874
Raw materials	7,469	4,964	3,429
Total inventories	$ 8,406	$ 6,522	$ 4,336